INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Jan. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL
Acquisition-related intangible assets consisted of the following as of January 31, 2024 and 2023:

	January 31, 2024
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$53,118	$(53,118)	$—
Customer relationships	1,451	(1,193)	258
Distribution network	2,000	(2,000)	—
Total intangible assets	$56,569	$(56,311)	$258

	January 31, 2023
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$61,058	$(61,058)	$—
Customer relationships	3,550	(3,002)	549
Trade names	805	(704)	101
Distribution network	2,000	(2,000)	—
Total intangible assets	$67,413	$(66,764)	$650

Total amortization expense recorded for acquisition-related intangible assets was $0.4 million, $1.4 million and $2.1 million for the years ended January 31, 2024, 2023, and 2022, respectively.

Estimated future amortization expense on finite-lived acquisition-related intangible assets is as follows:

(in thousands)
Years Ending January 31,	Amount
2025	$258
Total	$258

No impairments of acquired intangible assets were recorded during the year ended January 31, 2024. We wrote-off fully amortized intangibles in the amount of $10.9 million during the year ended January 31, 2024. We recorded $0.7 million of impairments for certain acquired technology assets for the year ended January 31, 2023. These impairments are reflected in both software cost of revenue and selling, general and administrative expenses of $0.6 million and $0.1 million, respectively. No impairments of acquired intangible assets were recorded during the year ended January 31, 2022.

The change in the net carrying amount of goodwill activity for the years ended January 31, 2024 and 2023 was as follows:

(in thousands)	Amount
Goodwill at January 31, 2022	$158,233
Foreign currency translation	119
Business divestiture	(31,865)
Goodwill at January 31, 2023	$126,487
Foreign currency translation	76
Goodwill at January 31, 2024	$126,563

During the year ended January 31, 2023, the Company divested a portion of its business, as described in Note 7. As a result, the Company allocated a portion of its total goodwill to the divested business, based on the relative fair value associated with the divested business, in the amount of $31.9 million.

No goodwill impairment was identified for the years ended January 31, 2024, 2023 and 2022.